RECENT ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2021
RECENT ACCOUNTING PRONOUNCEMENTS
NOTE 3 - RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3 - RECENT ACCOUNTING PRONOUNCEMENTS

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force) and the United States Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future financial statements.